Borrowings - Short-term Borrowings and Current Portion of Long-term Borrowings (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 6,833,120	₩ 5,110,424
Current portion of debentures	5,082,874	3,719,643
Current borrowings and current portion of non-current borrowings	11,915,994	8,830,067
JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	197,718	118,558
HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Short-term borrowings	₩ 6,635,402	4,991,866
Bottom of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	March, 2022
Maturity date	January, 2023
Interest rate (%)	1.20%
Bottom of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	January, 2022
Maturity date	January, 2023
Interest rate (%)	0.22%
Bottom of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	November, 2004
Maturity date	February, 2023
Interest rate (%)	0.75%
Bottom of range [member] | Current portion of long-term liabilities [member] | Merrill Lynch and Others [Member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2013
Maturity date	January, 2023
Interest rate (%)	1.44%
Top of range [member] | Short-term borrowings [member] | JP Morgan and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2022
Maturity date	December, 2023
Interest rate (%)	7.38%
Top of range [member] | Short-term borrowings [member] | HSBC and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	December, 2022
Maturity date	December, 2023
Interest rate (%)	18.20%
Top of range [member] | Current portion of long-term liabilities [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Issuance date	October, 2022
Maturity date	December, 2023
Interest rate (%)	16.50%
Top of range [member] | Current portion of long-term liabilities [member] | Merrill Lynch and Others [Member]
Disclosure of detailed information about borrowings [line items]
Issuance date	September, 2021
Maturity date	October, 2023
Interest rate (%)	5.99%
Gross amount [member] | Export-Import Bank of Korea and others [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ 2,302,592	992,154
Gross amount [member] | Merrill Lynch and Others [Member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	2,782,049	2,731,321
Discount on debentures [member]
Disclosure of detailed information about borrowings [line items]
Current portion of debentures	₩ (1,767)	₩ (3,832)